Shareholder Report	12 Months Ended
Jul. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust
Entity Central Index Key	0001314414
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000035521
Shareholder Report [Line Items]
Trading Symbol	CPMPX
Additional Information Phone Number	1-866-618-3456
Additional Information Website	http://funddocs.filepoint.com/changingparametersfund/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Changing Parameters Fund	$189	1.86%

Expenses Paid, Amount	$ 189
Expense Ratio, Percent	1.86%
Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Changing Parameters Fund	3.63%	3.74%	4.82%
Bloomberg U.S. Aggregate Bond Index	2.71%	-0.40%	1.35%

AssetsNet	$ 94,061,730
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 1,419,739
InvestmentCompanyPortfolioTurnover	193.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$94,061,730
Number of Portfolio Holdings	7
Advisory Fee	$1,419,739
Portfolio Turnover	193%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Money Market Funds	7.5%
Open End Funds	92.5%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.2%
Money Market Funds	7.5%
Fixed Income	92.7%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
American Beacon SiM High Yield Opportunities Fund, Class Y	22.4%
T Rowe Price Institutional Floating Rate Fund, Investor Class	20.5%
Eaton Vance Emerging Markets Debt Opportunities Fund, Class I	19.2%
JPMorgan High Yield Fund, Class I	15.0%
Nuveen Preferred Securities and Income Fund, Class I	10.2%
First American Government Obligations Fund, Class X	7.5%
MassMutual High Yield Fund, Class I	5.4%